Borrowings - Summary of Undrawn Committed Borrowings Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,680	€ 3,367
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	3,680	3,367
Not later than 1 year [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	260	197
> 12 months [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,420	€ 3,170